Intangible assets and goodwill - Amortization Period (Details)	12 Months Ended
Dec. 31, 2023
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) | Contractual rights
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	25 years
Bari | Contractual rights
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	17 years
Move | Contractual rights
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	17 years
Moneda | Non-contractual customer relationships
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	9 years
Moneda | Brands
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	5 years
VBI | Non-contractual customer relationships
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	29 years
VBI | Brands
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	8 years
Igah | Non-contractual customer relationships
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	3 years
Kamaroopin | Non-contractual customer relationships
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	5 years
Kamaroopin | Brands
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	8 years
P2 Group | Contractual rights | Minimum
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	8 years
P2 Group | Contractual rights | Maximum
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	12 years
Blue Macaw | Contractual rights | Minimum
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	3 years
Blue Macaw | Contractual rights | Maximum
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	20 years